Note 18 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 18 - Leases

The Company leases its office at 501 Knowles Avenue in Southampton, Pennsylvania, as well as other office facilities and equipment. The Company leases four office locations under operating leases. Several assumptions and judgments were made when applying the requirements of Topic 842 to the Company’s existing lease commitments, including the allocation of consideration in the contracts between lease and nonlease components, determination of the lease term, and determination of the discount rate used in calculating the present value of the lease payments.

The Company has elected to account for the variable nonlease components, such as common area maintenance charges, utilities, real estate taxes, and insurance, separately from the lease component. Such variable nonlease components are reported in net occupancy expense on the Consolidated Statements of Income when paid. These variable nonlease components were excluded from the calculation of the present value of the remaining lease payments, therefore, they are not included in the right-of-use assets and lease liabilities reported on the Consolidated Balance Sheets. The lease cost associated with the operating leases was $555,000 for the year ending December 31, 2025 and $266,000 for the year ending December 31, 2024. Cash paid for amounts included in the measurement of lease liabilities was $218,000 for the year ending December 31, 2025, and $213,000 for the year ending December 31, 2024.

Certain of the Company’s leases contain options to renew the lease after the initial term. Management considers the Company’s historical pattern of exercising renewal options on leases and the positive performance of the leased locations, when determining whether it is reasonably certain that the leases will be renewed. If management concludes that there is reasonable certainty about the renewal option, it is included in the calculation of the remaining term of each applicable lease. The discount rate utilized in calculating the present value of the remaining lease payments for each lease was the Federal Home Loan Bank of Pittsburgh advance rate corresponding to the remaining maturity of the lease. The following table presents the weighted-average remaining lease term and discount rate for the leases outstanding at December 31, 2025.

Operating
Weighted average remaining term (years)	13.6
Weighted average discount rate	6.12%

The following table presents the undiscounted cash flows due related to operating leases as of December 31, 2025, along with a reconciliation to the discounted amount recorded on the Consolidated Balance Sheets:

Undiscounted cash flows due (In thousands):	Operating
2026	$464
2027	417
2028	407
2029	415
2030	424
2031 and thereafter	4,172
Total undiscounted cash flows	6,299
Discount on cash flows	(2,137)
Total lease liabilities	$4,162

Under Topic 842, the lessee can elect to not record on the Consolidated Balance Sheets a lease whose term is twelve months or less and does not include a purchase option that the lessee is reasonably certain to exercise. As of December 31, 2025, the Company had no leases that had a term of twelve months or less.

Rental expense under operating leases totaled approximately $547,000 in 2025 and $308,000 in 2024. Cash paid for rents amounted to $50,000 and $40,000 for the years ended December 31, 2025 and December 31, 2024, respectively.

On October 23, 2024, the Company and Mountainseed Real Estate Services, LLC entered into a sale-leaseback transaction for its office building located at 1710 Union Boulevard, which is owned by the Company and leased by the Bank as a branch and as offices for the following subsidiaries of the Bank: Quaint Oak Mortgage, LLC, Quaint Oak Abstract, LLC, and Quaint Oak Insurance, LLC.  On December 20, 2024, the transaction settled and funded and the Bank entered into an initial lease for a term of 15 years. During the initial lease terms, the base annual rental amount of $279,300 will increase annually at a rate of 2.0%. The Company recorded a pre-tax gain, after deduction of transaction-related expenses, of $1.5 million in connection with the sale-leaseback transaction.